Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 50	$ 45
Provision for credit losses	(50)	5
Balance at end of period		50
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,348	4,181
Provision for credit losses	3,247	2,496
Net write-offs	(2,079)	(1,213)
Exchange rate changes/other	(164)	(116)
Balance at end of period	6,352	5,348
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,004	3,753
Balance at end of period	6,037	5,004
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	288	378
Balance at end of period	311	288
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	50	45
Balance at end of period		50
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	5
Balance at end of period	4	6
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	481	432
Provision for credit losses	114	74
Net write-offs	(10)	(17)
Exchange rate changes/other	(13)	(8)
Balance at end of period	572	481
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,228	1,043
Provision for credit losses	877	593
Net write-offs	(616)	(404)
Exchange rate changes/other	(7)	(4)
Balance at end of period	1,482	1,228
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,069	893
Provision for credit losses	831	636
Net write-offs	(669)	(460)
Exchange rate changes/other	2
Balance at end of period	1,233	1,069
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	194	194
Provision for credit losses	178	43
Net write-offs	(84)	(39)
Exchange rate changes/other	(16)	(4)
Balance at end of period	272	194
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,326	1,574
Provision for credit losses	1,297	1,145
Net write-offs	(700)	(293)
Exchange rate changes/other	(130)	(100)
Balance at end of period	$ 2,793	$ 2,326